Summary of Gross Maximum Credit Risk Exposure (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,596,567	$ 1,600,039
Credit exposure	2,174,006	2,184,862
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,337	3,718
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1,602	2,502
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	5,931	6,445
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	159,962	164,149
Loans [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	268,079	251,915
Loans [member] | Consumer installment and other personal [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	188,291	183,440
Loans [member] | Credit Card [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	28,933	29,778
Loans [member] | Business and government [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	237,319	252,390
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,161	2,069
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,403	2,668
Securities excluding equity securities [member] | Trading securities [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	42,048	59,037
Securities excluding equity securities [member] | Trading securities [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	18,365	18,968
Securities excluding equity securities [member] | Trading securities [member] | Retained interest [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	9	14
Securities excluding equity securities [member] | Financial assets available-for-sale, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	57,780	78,283
Securities excluding equity securities [member] | Financial assets available-for-sale, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	15,085	19,901
Securities excluding equity securities [member] | Debt securities carried at amortized cost [member | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	208,559	174,593
Securities excluding equity securities [member] | Debt securities carried at amortized cost [member | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	60,380	53,086
Securities excluding equity securities [member] | Non trading loans at fair value through profit or loss [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	155	388
Securities excluding equity securities [member] | Non trading loans at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	6,320	4,114
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	167,284	169,162
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	54,427	54,242
Trading Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	12,405	12,959
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	18,448	14,941
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	32,357	33,951
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	5,927	7,326
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	259,414	264,000
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 318,025	$ 320,823